BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 18:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Represents transactions and balances with other entities in which certain members of the Company's Board of Directors, management or shareholders have interest:

a.	The following related party balances are included in the consolidated balance sheets:

	December 31,
	2025	2024

Trade receivables and prepaid expenses	$1,632	$2,888

Trade payables and accrued expenses	$1,429	$2,415

b.	The following related party transactions are included in the consolidated statements of income (loss):

	Year ended December 31,
	2025	2024	2023

Revenues (1)	$5,303	$5,730	$3,298

Cost of revenues	$-	$-	$-

Operating expenses, net - primarily lease, subcontractors and communications (2)	$11,804	$8,085	$7,707

Purchase of property and equipment	$32	$9	$194

(1)	Distribution of the Company's products by a related party on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous products and services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.